Other Current Liabilities (Schedule of other current liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Total other current liabilities		$ 56,137	$ 30,204
Accrued Expenses And Other Current Liabilities [Member]
Lessee, Lease, Description [Line Items]
Commissions		15,967	7,965
Government institutions and income tax payable		11,566	752
Accrued employee compensation and other related benefits		10,923	9,698
Advances from customers and deferred revenues		10,837	6,155
Accrued warranty costs	[1]	3,265	2,328
Accrued expenses		2,561	2,570
Operating Lease, Liability, Current		1,018	736
Total other current liabilities		$ 56,137	$ 30,204

[1]	Changes in the accrued warranty costs are as follows: